Financial Liabilities - Maturity Analysis of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total Issues	€ 44,729
Loans and other payables	8,555	€ 8,900
Telefonica, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	41,176
Promissory notes & commercial paper	2,454
Total Issues	43,630
Loans and other payables	8,555
Derivative instruments (Note 16)	2,517
Total	54,702	€ 55,746
Telefonica, S.A. | 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,234
Promissory notes & commercial paper	1,979
Total Issues	6,213
Loans and other payables	2,925
Derivative instruments (Note 16)	230
Total	9,368
Telefonica, S.A. | 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	5,161
Promissory notes & commercial paper	113
Total Issues	5,274
Loans and other payables	515
Derivative instruments (Note 16)	628
Total	6,417
Telefonica, S.A. | 2021
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,821
Promissory notes & commercial paper	0
Total Issues	4,821
Loans and other payables	876
Derivative instruments (Note 16)	300
Total	5,997
Telefonica, S.A. | 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	4,958
Promissory notes & commercial paper	0
Total Issues	4,958
Loans and other payables	525
Derivative instruments (Note 16)	224
Total	5,707
Telefonica, S.A. | 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,316
Promissory notes & commercial paper	117
Total Issues	2,433
Loans and other payables	849
Derivative instruments (Note 16)	138
Total	3,420
Telefonica, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	19,686
Promissory notes & commercial paper	245
Total Issues	19,931
Loans and other payables	2,865
Derivative instruments (Note 16)	997
Total	23,793
Telefonica, S.A. | Non-current
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	36,942
Promissory notes & commercial paper	475
Total Issues	37,417
Loans and other payables	5,630
Derivative instruments (Note 16)	2,287
Total	€ 45,334